LEASES - Lease Terms and Discount Rates (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASES
Weighted average remaining lease term: Operating leases (in years)	0 years	6 months
Weighted average remaining lease term: Financing leases (in years)	3 years 1 month 6 days	3 years 3 months 18 days
Weighted average discount rate: Operating leases (as a percent)		6.90%
Weighted average discount rate: Financing leases (as a percent)	8.10%	7.90%
ROU assets acquired in exchange for finance lease liabilities	$ 431	$ 513	$ 586